Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2021
Summary Of Significant Accounting Policies
Going Concern
(a)	Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realisation of assets and settlement of liabilities in the ordinary course of business.

For the financial year ended 31 January 2021 the Group experienced a loss after income tax from continuing operations of NZ$68.3 million and operating cash outflows of NZ$11.0 million. It also is in a net current asset position of NZ$63.8 million and a net asset position of NZ$89.2 million.

The losses in the year ended 31 January 2021 of NZ$68.3 million (2020: NZ$54.3 million) are NZ$14.0 million greater than in the prior year. Gross profit was maintained at NZ$33.9 million with the negative impact of lower sales as a result of COVID being offset by lower royalty costs following termination of the Heidi Klum license agreement in the prior year. All other costs were NZ$14.8 million higher with a foreign currency benefit of NZ$3.0 million and receipt of government subsidies and rent concessions of NZ$4.2 million being more than offset by a NZ$26.6 million fair value adjustment on convertible notes. The Group maintained its loan facility with the Bank of New Zealand, for the majority of the financial year ended 31 January 2021 the Group could not meet the compliance covenants.

The business raised NZ$113.0 million of funds in the form of issued capital and convertible notes during the financial year to assist with the operating cash outflows and used this to repay $3.4m of the bank debt. The Group also received NZ$2.0 million in subsidies from the New Zealand Government and $0.9m in subsidies from the Australian Government as well as receiving rent concessions of NZ$1.3 million as a goodwill gesture from landlords due to COVID.

Since 1 February 2021 and to the date of signing this report, the Group has raised NZ$298.3 million, in the form of issued shares and repaid the bank debt of NZ$14.5 million in full on 9 February 2021.

As such, with over NZ$300 million of cash in the business and a substantially strengthened Balance Sheet the directors have no reasonable doubt that the Company has adequate resources to continue to use the going concern basis of accounting in preparing the financial statements. Furthermore, whilst global macro-economic conditions remain uncertain with continued potential impacts from the COVID-19 pandemic and divestment of the Bendon business puts the Company in a confident position to safeguard the Group’s ability to continue as a going concern.

Basis for Consolidation
(b)	Basis for consolidation

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

When the group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

Business Combinations
(c)	Business combinations

Business combinations are accounted for by applying the acquisition method which requires an acquiring entity to be identified in all cases. The acquisition date under this method is the date that the acquiring entity obtains control over the acquired entity.

The fair value of identifiable assets and liabilities acquired are recognised in the consolidated financial statements at the acquisition date.

Goodwill or a gain on bargain purchase may arise on the acquisition date, this is calculated by comparing the consideration transferred and the amount of non-controlling interest in the acquiree with the fair value of the net identifiable assets acquired. Where consideration is greater than the net assets acquired, the excess is recorded as goodwill. Where the net assets acquired are greater than the consideration, the measurement basis of the net assets are reassessed before a gain from bargain purchase recognised in profit or loss.

All acquisition-related costs are recognised as expenses in the periods in which the costs are incurred except for costs to issue debt or equity securities.

Any contingent consideration which forms part of the combination is recognised at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured, and the settlement is accounted for within equity. Otherwise subsequent changes in the value of the contingent consideration liability are measured through profit or loss.

Income Tax
(d)	Income Tax

The tax expense/(benefit) recognised in the consolidated statements of profit or loss and other comprehensive income comprises of current income tax expense plus deferred tax expense/(benefit).

Current tax is the amount of income taxes payable/(recoverable) in respect of the taxable profit/(loss) for the period and is measured at the amount expected to be paid to/(recovered from) the taxation authorities, using the tax rates and laws that have been enacted or substantively enacted by each jurisdiction by the end of the reporting period. Current tax liabilities/(assets) are measured at the amounts expected to be paid to/(recovered from) the relevant taxation authority.

Deferred tax is provided on temporary differences which are determined by comparing the carrying amounts of tax bases of assets and liabilities to the carrying amounts in the consolidated financial statements.

Deferred tax is not provided for the following:

●	The initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit/(tax loss).
●	Taxable temporary differences arising on the initial recognition of goodwill.
●	Temporary differences related to investment in subsidiaries, associates and jointly controlled entities to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by each jurisdiction by the end of the reporting period.

Deferred tax assets are recognised for all deductible temporary differences and unused tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and losses can be utilised.

Current and deferred tax is recognised as income or an expense and included in profit or loss for the period except where the tax arises from a transaction which is recognised in other comprehensive income or equity, in which case the tax is recognised in other comprehensive income or equity respectively.

In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain income tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Group to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact the income tax expense in the period that such a determination is made.

Revenue and Other Income
(e)	Revenue and other income

Sale of goods

Sales of goods through retail stores, e-commerce and wholesale channels are recognised when control of the products have been transferred to the customer which is a point in time. For wholesale and e-commerce sales, risks and rewards are transferred when goods are delivered to customers, and therefore reflects an estimate of shipments that have not been received at year end based on shipping terms and historical delivery times. The Group also provides a reserve for projected merchandise returns based on prior experience.

The Group sells gift cards to customers. The Group recognises revenue from gift cards when they are redeemed by the customers. In addition, the Group recognises revenue on all of its unredeemed gift cards when the gift cards have expired.

(i) Sale of goods - wholesale

The Group sells a range of lingerie products in the wholesale market. Sales are recognised when control of the products has transferred, being when the products are delivered to the wholesaler, the wholesaler has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the wholesaler’s acceptance of the products. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred to the wholesaler, and either the wholesaler has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed, or the group has objective evidence that all criteria for acceptance have been satisfied.

Revenue from these sales is recognised based on the price specified in the contract, net of the estimated volume discounts. The estimates of discount is based on the trading terms in the contracts, and revenue is only recognised to the extent that it is highly probable that a significant reversal will not occur. A refund liability (included in trade and other payables) is recognised for expected volume payable to customers in relation to sales made until the end of the reporting period. The Group’s obligation to provide a refund for faulty products under the standard trading terms is recognised as a provision.

(ii) Sale of goods - retail/e-commerce

The group operates a chain of retail stores and e-commerce websites selling lingerie products. Revenue from the sale of goods is recognised when a group entity sells a product to the customer.

Payment of the transaction price is due immediately when the customer purchases the product. It is the group’s policy to sell its products to the end customer with a right of return within 30 days. Therefore, a refund liability (included in trade and other payables) and a right to the returned goods (included in inventory if deemed saleable) are recognised for the products expected to be returned. Accumulated experience is used to estimate such returns at the time of sale at a portfolio level (expected value method). Because the number of products returned has been steady for years, it is highly probable that a significant reversal in the cumulative revenue recognised will not occur. The validity of this assumption and the estimated amount of returns are reassessed at each reporting date.

Interest revenue

Interest is recognised using the effective interest method.

Other income

Other income is recognised on an accruals basis when the Group is entitled to it.

-	Government grants

Government grants are recognised in the income statement so as to match them with the expenditure towards which they are intended to contribute, to the extent that the conditions for receipt have been met and there is reasonable assurance that the grant will be received.

-	Rent concessions

Rent concessions are recognised in the income statement and relate to changes to lease expenditure as a result of COVID. The Group has elected to utilise the practical expedient for all rent concessions that meet the criteria and credited the consolidated statement of profit or loss and other comprehensive income.

Brand Management, Administrative, Corporate and Brand Transition, Restructure and Transaction Expenses
(f)	Brand management, administrative, corporate and brand transition, restructure and transaction expenses

Corporate expenses include head office costs such as human resources, finance team and rental costs. Administrative expenses include depreciation and amortisation, as well as professional accounting fees. Brand management expenses includes other costs incurred in selling products, including advertising, design and retail store occupancy and payroll. Brand transition, restructure and transaction expenses includes costs are extraordinary costs not normally associate with trading.

Borrowing Costs
(g)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowing pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised as an expense in the period in which they are incurred.

Inventories
(h)	Inventories

Inventories are measured at the lower of cost and net realisable value. Cost of inventory is determined using the weighted average costs basis and is net of any rebates and discounts received. Net realisable value represents the estimated selling price for inventories less costs necessary to make the sale. Net realisable value is estimated using the most reliable evidence available at the reporting date and inventory is written down through an obsolescence provision if necessary.

Property, Plant and Equipment
(i)	Property, plant and equipment

Plant and equipment

Plant and equipment are measured using the cost model.

Under the cost model the asset is carried at its cost less any accumulated depreciation and any impairment losses. Costs include purchase price and other directly attributable costs associated with locating the asset to the installation site, where applicable.

Depreciation

Property, plant and equipment, is depreciated on a straight-line basis over the asset’s useful life to the Group, commencing when the asset is ready for use.

The estimated useful lives used for each class f depreciable asset are shown below:

Fixed asset class	Useful life
Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years

At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in accounting estimate.

Leases
(j)	Leases

The Group adopted IFRS 16 on 1 February 2019. The standard replaces IAS 17 ‘Leases’ and IFRIC 4 ‘Determining whether an Arrangement Contains a Lease’ and for lessees eliminates the classifications of operating leases and finance leases. Straight-line operating lease expense recognition is replaced with a depreciation charge for the right-of-use assets (included in operating costs) and an interest expense on the recognised lease liabilities (included in finance costs). In the earlier periods of the lease, the expenses associated with the lease under IFRS 16 will be higher when compared to lease expenses under IAS 17. However, EBITDA (Earnings Before Interest, Tax, Depletion, Depreciation and Amortisation) results improve as the operating expense is now replaced by interest expense and depreciation in profit or loss. For classification within the statement of cash flows, the interest portion is disclosed in operating activities and the principal portion of the lease payments are separately disclosed in financing activities. For lessor accounting, the standard does not substantially change how a lessor accounts for leases.

During the period, the Group received rent concessions of NZ$1.3m, due to COVID-19. The Group has elected to utilise the practical expedient for all rent concessions that meet the criteria. The practical expedient has been applied retrospectively, meaning it has been applied to all rent concessions that satisfy the criteria, which in the case of the Group, occurred from March 2020 to June 2020. Rather than revaluating each lease, the Group opted to credit the consolidated statement of profit or loss and other comprehensive income as it is entitled to do under IFRS-16.

Accounting for the rent concessions as lease modifications would have resulted in the Group remeasuring the lease liability to reflect the revised consideration using a revised discount rate, with the effect of the change in the lease liability recorded against the right-of-use asset. By applying the practical expedient, the Group is not required to determine a revised discount rate and the effect of the change in the lease liability is reflected in profit or loss in the period in which the event or condition that triggers the rent concession occurs.

The effect of applying the practical expedient is disclosed in note 24.

Right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the Group expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of-use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

Lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the consolidated entity’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Financial Instruments
(k)	Financial instruments

Financial instruments are recognised initially using trade date accounting, i.e. on the date that the Group becomes party to the contractual provisions of the instrument.

On initial recognition, all financial instruments are measured at fair value plus transaction costs (except for instruments measured at fair value through profit or loss where transaction costs are expensed as incurred).

Financial Assets

(i) Classification

From 1 February 2018, the group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

●	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

The group reclassifies debt investments when and only when its business model for managing those assets changes.

(ii) Recognition and derecognition

Regular way purchases and sales of financial assets are recognised on trade-date, the date on which the group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

(iii) Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on the group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the group classifies its debt instruments:

●	Amortised cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated statement of profit or loss.
●	FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognised in profit or loss. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss and recognised in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the consolidated statement of profit or loss.
●	FVPL: Assets that do not meet the criteria for amortised cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognised in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The group subsequently measures all equity investments at fair value. Where the group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the group’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognised in other gains/(losses) in the consolidated statement of profit or loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

(iv) Impairment

From 1 February 2018, the group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortised cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

(v) Subsequent measurement

If there is objective evidence that an impairment loss on financial assets carried at amortised cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the financial assets original effective interest rate.

Subsequent recoveries of amounts previously written off are credited against other expenses in profit or loss.

Financial liabilities

Financial liabilities are classified as either financial liabilities ‘at fair value through profit or loss’ or other financial liabilities depending on the purpose for which the liability was acquired. Although the Group uses derivative financial instruments in economic hedges of currency and interest rate risk, it does not hedge account for these transactions and does not have any hedged contracts in place.

The Group’s financial liabilities include borrowings, trade and other payables (including finance lease liabilities), which are measured at amortised cost using the effective interest rate method.

All of the Group’s derivative financial instruments that are not designated as hedging instruments are accounted for at fair value through profit or loss.

Impairment of Non-financial Assets
(l)	Impairment of non-financial assets

At the end of each reporting period the Group determines whether there is an evidence of an impairment indicator for non-financial assets.

Where an indicator exists and regardless for goodwill, indefinite life intangible assets and intangible assets not yet available for use, the recoverable amount of the asset is estimated.

Where assets do not operate independently of other assets, the recoverable amount of the relevant cash-generating unit (CGU) is estimated.

The recoverable amount of an asset or CGU is the higher of the fair value less costs of disposal and the value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

Where the recoverable amount is less than the carrying amount, an impairment loss is recognised in profit or loss.

Reversal indicators are considered in subsequent periods for all assets which have suffered an impairment loss, except for goodwill.

Cash and Cash Equivalents
(m)	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the balance sheet.

Trade and Other Receivables
(n)	Trade and other receivables
Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less provision for impairment.
Trade and Other Payables
(o)	Trade and other payables

These amounts represent liabilities for goods and services provided to the group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

Intangibles
(p)	Intangibles

Goodwill

Goodwill is carried at cost less accumulated impairment losses. Goodwill is calculated as the excess of the sum of:

i)       the consideration transferred;

ii)       any non-controlling interest; and

iii)       the acquisition date fair value of any previously held equity interest;

over the acquisition date fair value of net identifiable assets acquired in a business combination.

Patents and Licences

Separately acquired patents and licences are shown at historical cost. Licences and customer contracts acquired in a business combination are recognised at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortisation and impairment losses. Licence fees have an estimated useful life of 5 – 50 years.

Software

Software has a finite life and is carried at cost less any accumulated amortisation and impairment losses. It has an estimated useful life of between one and three years.

Brands

Brand assets relate to brands owned by the Group that have arisen on historical acquisitions. These assets were initially measured at fair value.

Brands are considered as to whether they have a finite or indefinite useful life at their acquisition and are amortized if considered to have a finite life. Brands are considered to have indefinite lives in circumstances when there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the entity they are not amortised. Brands with indefinite useful lives have been in existence for many years, are well established and show no signs of deteriorating. These indefinite life brands are assessed for impairment annually or more frequently if impairment indicators are noted.

Amortisation

Amortisation is recognised in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill and indefinite life brands, from the date that they are available for use.

Amortisation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Goodwill and indefinite life brands are not amortised but are tested for impairment annually or more frequently if impairment indicators exist. Goodwill is allocated to the Group’s cash generating units or groups of cash generating units, which represent the lowest level at which goodwill is monitored but where such level is not larger than an operating segment. Gains and losses on the disposal of an entity include the carrying amount of goodwill related to the entity sold.

Employee Benefits
(q)	Employee benefits

(i)	Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii)	Other long-term employee benefit obligations

The liabilities for long service leave and annual leave are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. They are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognised in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(iii)	Share based payments for cash settled phantom warrants

The Group also operates a phantom warrant share option scheme (a cash settled share based-payment) that vest in three tranches being 21 January 2021, 21 July 2021 and 21 January 2022. There are no conditions or restrictions to receiving the benefit of all the phantom warrants for the full bonus calculation period. An option pricing model is used to measure the Group’s liability at each reporting date, taking into account the terms and conditions on which the bonus is awarded. Each tranche of phantom warrants may be exercised for cash at any time in the three year period following vesting date and as such is recognised as a liability. Movements in the liability (other than cash payments are recognised in the consolidated statement of profit or loss and other comprehensive income.

Provisions
(r)	Provisions

Provisions are recognised when the Group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured.

Provisions are measured at the present value of management’s best estimate of the outflow required to settle the obligation at the end of the reporting period. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the unwinding of the discount is taken to finance costs in the consolidated statements of profit or loss and other comprehensive income.

Provisions recognised represent the best estimate of the amounts required to settle the obligation at the end of the reporting period.

(i)	Onerous contract provision

The Group provides for future losses on long-term contracts where it is considered probable that the contract costs are likely to exceed revenues in future years. A provision is required for the present value of future losses. Estimating these future losses involves a number of assumptions about the achievement of contract performance targets and the likely levels of future cost escalation over time.

(ii)	Make good provision

The Group is required to restore the lease premises of various retail stores to their original condition at the end of the respective lease terms. Provisions for make good obligations are recognised when the group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. A provision is recognised for the present value of the estimated expenditure required to remove any leasehold improvements. These costs have been capitalised as part of the cost of leasehold improvements and are amortised over the lease term.

Earnings/(Loss) Per Share
(s)	Earnings/(loss) per share

(i) Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing:

●	the profit/(loss) attributable to owners of the Group, excluding any costs of servicing equity other than ordinary shares

●	by the weighted average number of ordinary shares outstanding during the financial year.

(ii) Diluted earnings/(loss) per share

Diluted earnings/(loss) per share adjusts the figures used in the determination of basic earnings per share to take into account:

●	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

For periods in which the Group has reported net losses, diluted net loss per share attributable to common shareholders is the same as basic net loss per share attributable to common stockholders, since their impact would be anti-dilutive to the calculation of net loss per share.

Borrowings
(t)	Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortised over the period of the facility to which it relates.

Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognised in profit or loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months or more after the reporting period.

Convertible Notes
(u)	Convertible Notes

On issuance of the convertible notes, an assessment is made to determine whether the convertible notes contain an equity instrument or whether the whole instrument should be classified as a financial liability.

When it is determined that the whole instrument is a financial liability and no equity instrument is identified (for example for foreign-currency-denominated convertibles notes), the conversion option is separated from the host debt and classified as a derivative liability. The carrying value of the host contract (a contract denominated in a foreign currency) at initial recognition is determined as the difference between the consideration received and the fair value of the embedded derivative. The host contract is subsequently measured at amortised cost using the effective interest rate method. The embedded derivative is subsequently measured at fair value at the end of each reporting period through the profit and loss. The convertible note and the derivative are presented separately on the balance sheet to interest-bearing loans and borrowings.

When it is determined that the instrument contains an equity component based on the terms of the contract, on issuance of the convertible notes, the fair value of the liability component is determined using a market rate for an equivalent non-convertible bond. This amount is classified as a financial liability measured at amortised cost (net of transaction costs) until it is extinguished on conversion or redemption. The remainder of the proceeds is allocated to the conversion option that is recognised and included in equity. Transaction costs are deducted from equity, net of associated income tax. The carrying amount of the conversion option is not re-measured in subsequent years.

Share Capital
(v)	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Foreign Currency Transactions and Balances
(w)	Foreign currency transactions and balances

Each of the entities within the Group prepare their financial statements based on the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in New Zealand dollars which is the parent entity’s presentation currency.

Transaction and balances

Foreign currency transactions are recorded at the spot rate on the date of the transaction.

At the end of the reporting period:

●	Foreign currency monetary items are translated using the closing foreign currency rate;

●	Non-monetary items that are measured at historical cost are translated using the exchange rate at the date of the transaction; and

●	Non-monetary items that are measured at fair value are translated using the rate at the date when fair value was determined.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition or in prior reporting periods are recognised through profit or loss, except where they relate to an item of other comprehensive income or whether they are deferred in equity as qualifying hedges.

Group companies

The financial results and position of foreign operations whose functional currency is different from the Group’s presentation currency are translated as follows:

●	assets and liabilities are translated at period-end exchange rates prevailing at that reporting date;

●	income and expenses are translated at average exchange rates for the period where the average rate approximates the rate at the date of the transaction; and

●	retained earnings are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the consolidated balance sheets. These differences are recognised in the consolidated statements of profit or loss and other comprehensive income in the period in which the operation is disposed.

Operating Segments
(x)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The executive directors are the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.